FSB Bancorp, Inc. (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Balance Sheets

Balance Sheets

	December 31
	2016	2015
	(In Thousands)

Assets
Cash and cash equivalents	$2,881	$265
Securities available-for-sale	-	1,000
Investment in banking subsidiary	28,610	20,085
ESOP loan receivable	398	431
Accrued interest receivable	-	9
Total Assets	$31,889	$21,790

Liabilities and Stockholders’ Equity

Total Liabilities	$30	$30

Stockholders’ Equity	31,859	21,760

Total Liabilities and Stockholders’ Equity	$31,889	$21,790

Schedule of Statements of Income

Statements of Income

	Year Ended December 31
	2016	2015
	(In Thousands)

Interest Income	$20	$53
Other Expense	(89)	(37)
Equity in undistributed earnings of banking subsidiary	1,007	497

Net Income	$938	$513

Schedule of Statements of Cash Flows

Statements of Cash Flows

	Year Ended December 31
	2016	2015
	(In Thousands)

Cash flows from operating activities
Net income	$938	$513
Adjustments to reconcile net income to net cash flows from operating activities
Equity in undistributed earnings of banking subsidiary	(1,007)	(497)
Decrease in accrued interest receivable	8	16
Net decrease in other liabilities	-	(16)
Net cash flows from operating activities	(61)	16

Cash flows from investing activities
Proceeds to banking subsidiary	(7,300)	(1,938)
Proceeds from maturities and calls of securities available-for-sale	1,000	1,938
Payments received on ESOP loan	33	32
Net cash flows from investing activities	(6,267)	32

Cash flows from financing activities
Proceeds from stock conversion and offering	8,944	-
Net cash flows from financing activities	8,944	-

Net increase in cash and cash equivalents	2,616	48
Cash and cash equivalents - beginning	265	217

Cash and cash equivalents - ending	$2,881	$265